CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions	12 Months Ended
Dec. 31, 2008
Cash Flows From Investing Activities
Cash sold in sale of 80% interest in NGPL PipeCo LLC	$ 1.1